Adjusting items - Narrative (Details) £ in Millions	6 Months Ended		12 Months Ended	30 Months Ended
	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2027 GBP (£)
Disclosure of attribution of expenses by nature to their function [line items]
Adjusting items included in profit from operations	£ (5,069)	£ (4,258)
(a) Restructuring and integration costs	13	0
Impairment loss recognised in profit or loss, goodwill	72	0
Other adjusting items which have been adjusted within other operating expenses	8	5
Gains (losses) on litigation settlements	30	133
(c) Credit in respect of settlement of historical litigation in relation to the Fox River	0	(132)
(c) Charges in respect of DOJ and OFAC investigations	0	4	£ 4
Adj items
Disclosure of attribution of expenses by nature to their function [line items]
Adjusting items included in profit from operations	(325)	(1,306)
Peru
Disclosure of attribution of expenses by nature to their function [line items]
Impairment loss recognised in profit or loss, goodwill	£ 72
Forecast period	1 year
Extrapolated forecast period	5 years
Terminal value decline rate	4.00%
Discount rate used in current estimate of value in use	16.30%
Romania
Disclosure of attribution of expenses by nature to their function [line items]
(c) Romania other taxes	£ (22)	0
Canada
Disclosure of attribution of expenses by nature to their function [line items]
Other adjusting items which have been adjusted within other operating expenses	575
Other current provisions	2,573		2,456
Other non-current provisions	£ 2,897		£ 3,747
Payment period	40 years
Canada | Increase in pre tax discount rate
Disclosure of attribution of expenses by nature to their function [line items]
Significant unobservable input, liabilities	0.0362		0.0327
Canada | Miscellaneous provisions
Disclosure of attribution of expenses by nature to their function [line items]
Volume decrease assumption	3.00%
Pricing delivery assumption	120.00%
Canada | Miscellaneous provisions | Volume decline
Disclosure of attribution of expenses by nature to their function [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	£ 338
Canada | Miscellaneous provisions | Pricing delivery
Disclosure of attribution of expenses by nature to their function [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	83
Camel Snus
Disclosure of attribution of expenses by nature to their function [line items]
Impairment loss recognised in profit or loss, goodwill		472
Trademarks and similar intangibles
Disclosure of attribution of expenses by nature to their function [line items]
(b) Amortisation and impairment of trademarks and similar intangibles	£ 804	£ 1,295
Trademarks and similar intangibles | Top of range
Disclosure of attribution of expenses by nature to their function [line items]
Intangibles assets expected useful lives	30 years
Forecast
Disclosure of attribution of expenses by nature to their function [line items]
(a) Restructuring and integration costs				£ 500
Forecast | Adj items
Disclosure of attribution of expenses by nature to their function [line items]
(a) Restructuring and integration costs				£ 350